EQUITY - Treasury stocks (Details) R$ / shares in Units, R$ in Thousands				1 Months Ended	12 Months Ended
	Jan. 20, 2025 shares	Nov. 08, 2022 shares	May 04, 2022 shares	Jan. 20, 2025 R$ / shares shares	Jan. 22, 2026	Dec. 31, 2024 BRL (R$) R$ / shares shares	Dec. 31, 2022 BRL (R$) shares	Nov. 05, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2021 shares
Share Buyback Program
EQUITY
Quantity of shares authorized to be acquired			55,000,000
Percentage of outstanding preferred shares			5.00%
Maximum duration period of share buyback program			18 months
Share Buyback Program | Major ordinary share
EQUITY
Percentage of outstanding preferred shares	5.00%
Quantity of shares authorized to be acquired	63,000,000			63,000,000
Maximum duration period of share buyback program					12 months
Common shares
EQUITY
Number of shares repurchased						1,767,911
Outstanding shares		571,929,945				718,863,819	571,929,945	719,956,830	600,526,442	571,929,945
Common shares | Share Buyback Program | Major ordinary share
EQUITY
Percentage of outstanding preferred shares	10.00%
Quantity of shares authorized to be acquired	1,500,000			1,500,000
Preferred shares
EQUITY
Number of shares repurchased						61,156,300	44,564,000
Outstanding shares		1,101,467,245				1,322,429,662	1,091,630,395	1,358,848,730	1,148,995,967	1,133,816,901
Treasury Stocks
EQUITY
Average acquisition cost | R$ / shares						R$ 19.61
Treasury Stocks | Share Buyback Program
EQUITY
Number of shares repurchased						61,156,300
Treasury Stocks | Common shares
EQUITY
Number of shares repurchased		1,697,538				1,767,911
Outstanding shares						1,093,011	0		0	1,697,538
Share buyback program | R$						R$ 31,441
Number of shares repurchased						674,900	1,697,538	674,900
Treasury Stocks | Common shares | Share Buyback Program
EQUITY
Number of shares repurchased						1,767,911
Average price per share | R$ / shares						R$ 17.78
Treasury Stocks | Common shares | Share Buyback Program | Major ordinary share
EQUITY
Outstanding shares	718,863,819			718,863,819
Number of shares repurchased	1,093,011			1,093,011
Treasury Stocks | Preferred shares
EQUITY
Number of shares repurchased		44,564,000				61,156,300	44,564,000
Outstanding shares						36,419,068	9,836,850		7,544,641	12,214,344
Share buyback program | R$						R$ 1,163,285	R$ 1,073,124
Number of shares repurchased						29,000,000	44,564,000	29,000,000
Treasury Stocks | Preferred shares | Share Buyback Program
EQUITY
Number of shares repurchased						68,000,000	44,564,000
Share buyback program | R$							R$ 1,073,124
Average price per share | R$ / shares				R$ 18.89		R$ 24.08
Percentage of shares acquired				100		81
Treasury Stocks | Preferred shares | Share Buyback Program | Major ordinary share
EQUITY
Number of shares repurchased				6,843,700
Outstanding shares	1,333,848,730			1,333,848,730
Number of shares repurchased	25,000,000			25,000,000
Average price per share | R$ / shares				R$ 18.89